SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	6.8109	7.1586
Profit Loss [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	7.0034	7.1599	7.1326